Financial Instruments - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash Equivalents	₩ 4,754,644	₩ 3,514,872
Borrowings	5,194,395	5,486,333
Financial guarantee liabilities	62,629
Others	1,607,569
Short-term financial instruments	9,133,404	6,861,242
Other receivables	1,494,239	1,581,517
Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	27,657,771	24,590,469
Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	26,897,680	26,395,305
Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	79,995	106,104
Short-term financial instruments	9,133,404	6,861,242
Debt securities	20,797	28,087
Other securities	364,404	340,008
Other receivables	2,000	2,000
Derivative hedging instruments	37,880	6,174
Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,120,968	1,204,902
Debt securities	2,471	5,686
Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash Equivalents	4,754,644	3,514,872
Trade accounts and notes receivable	7,329,596	8,214,459
Debt securities	151,146	334,153
Other receivables	2,300,515	2,193,700
Deposit instruments	2,359,951	1,779,082
Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	180,773	32,193
Derivative hedging instruments	31,591	12,861
Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Trade accounts and notes payable	3,777,836	3,442,989
Borrowings	20,497,607	20,441,613
Financial guarantee liabilities	62,629	64,267
Others	2,347,244	2,401,382
Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	10,761,919	8,554,203
Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	21,033,717	20,711,530
Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	79,995	106,104
Short-term financial instruments	9,133,404	6,861,242
Debt securities	20,797	28,087
Other securities	364,404	340,008
Other receivables	2,000	2,000
Derivative hedging instruments	37,880	6,174
Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	391,626	422,721
Debt securities	2,471	5,686
Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	180,773	32,193
Derivative hedging instruments	31,591	12,861
Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	20,821,353	20,666,476
Level 1 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	776,663	783,330
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other securities	47,321	1,222
Level 1 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	729,342	782,108
Level 2 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	9,253,521	6,976,923
Level 2 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	21,033,717	20,711,530
Level 2 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	79,995	106,104
Short-term financial instruments	9,133,404	6,861,242
Other securities	2,242	3,330
Derivative hedging instruments	37,880	6,174
Level 2 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities		73
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	180,773	32,193
Derivative hedging instruments	31,591	12,861
Level 2 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	20,821,353	20,666,476
Level 3 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	731,735	793,950
Level 3 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities	20,797	28,087
Other securities	314,841	335,456
Other receivables	2,000	2,000
Level 3 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,120,968	1,204,902
Debt securities	₩ 2,471	₩ 5,686